Share Based Compensation - Schedule of Restricted Share Activities (Details) - Restricted Shares [Member]	6 Months Ended
Jun. 30, 2025 ¥ / shares shares
Schedule Of Restricted Share Activities [Line Items]
Weighted- average exercise price, Outstanding, Beginning balance | shares
Weighted- average grant-date fair value, Outstanding, Beginning balance | ¥ / shares
Number of shares, Granted | shares	4,539,290
Weighted- average grant-date fair value outstanding, Granted | ¥ / shares	¥ 1.15
Number of shares, Vested | shares	(4,539,290)
Weighted- average grant-date fair value Outstanding, Vested | ¥ / shares	¥ (1.15)
Number of shares, Canceled/Forfeited | shares
Weighted- average grant-date fair value Outstanding, Canceled/Forfeited | ¥ / shares
Weighted- average exercise price, Outstanding, Ending balance | shares
Weighted- average grant-date fair value, Outstanding, Ending balance | ¥ / shares